Taxation Paid (Tables)	12 Months Ended
Feb. 28, 2026
Taxation Paid [Abstract]
Schedule of Taxation Paid
	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Balance payable at beginning of the year	(44,417)	(64,661)	(47,369)
Current tax for the year recognized in profit or loss	(335,567)	(322,715)	(318,054)
Translation adjustments	16,389	4,524	(1,195)
Balance payable at end of the year	74,521	44,417	64,661
Taxation paid during the year	(289,074)	(338,435)	(301,957)